Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Weighted-Average Information Associated with Remaining Operating Lease Obligations
As of December 31, 2020 and 2019, supplemental balance sheet information related to leases was as follows:

	December 31, 2020		December 31, 2019
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	8.3	15.5	9.0	16.3
Weighted average discount rate	6.6%	6.5%	6.4%	6.5%

Maturities of Financing Lease Liabilities
As of December 31, 2020, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2021	$9,709	$9,659
2022	9,055	9,659
2023	9,125	9,659
2024	6,792	9,659
2025	5,715	9,659
Thereafter	24,320	148,330
Total lease payments	$64,716	$196,625
Less imputed interest	(15,293)	(85,924)
Present value of lease liabilities	$49,423	$110,701

Maturities of Operating Lease Liabilities
As of December 31, 2020, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2021	$9,709	$9,659
2022	9,055	9,659
2023	9,125	9,659
2024	6,792	9,659
2025	5,715	9,659
Thereafter	24,320	148,330
Total lease payments	$64,716	$196,625
Less imputed interest	(15,293)	(85,924)
Present value of lease liabilities	$49,423	$110,701